Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of June 30, 2020. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2020			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,251	15	–	–	–	3,251	15
of which US dollar	1,070	7	–	–	–	1,070	7
of which Chinese yuan renminbi	493	1	–	–	–	493	1
of which Singapore dollar	203	—	–	–	–	203	—
of which Japanese yen	182	4	–	–	–	182	4
of which Saudi riyal	158	—	–	–	–	158	—
Forward currency purchases	1,552	(8)	–	–	–	1,552	(8)
of which US dollar	537	(1)	–	–	–	537	(1)
of which Singapore dollar	487	(3)	–	–	–	487	(3)
of which Canadian dollar	68	—	–	–	–	68	—
of which Korean won	46	—	–	–	–	46	—
of which Japanese yen	41	—	–	–	–	41	—
Total	4,803	7	–	–	–	4,803	7

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place as of June 30, 2020. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2020
(€ million)	Notional amount		Fair value	Maximum expiry date
Forward currency sales	5,213		88
of which US dollar	3,660	(a)	87	2020
of which Japanese yen	320		2	2020
of which Australian dollar	225		(1)	2020
Forward currency purchases	10,824		(39)
of which US dollar	7,056	(b)	(19)	2021
of which Singapore dollar	2,443	(c)	(11)	2021
of which Japanese yen	384		(4)	2020
Total	16,037		49
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2020, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2020, the fair value of these forward contracts represented an asset of €88 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
(b) Includes forward purchases with a notional amount of $4,000 million expiring in 2020, designated as a fair value hedge of USD bond issues against fluctuations in the EUR/USD spot rate. As of June 30, 2020, the fair value of these contracts represented an asset of €87 million, with €21 million of that amount credited to Other comprehensive income to recognise the hedging cost.
(c) Includes forward purchases with a notional amount of SGD 2,000 million expiring in 2020 and 2021, designated as fair value hedges of an equivalent portion of an intra-group loan against fluctuations in the EUR/SGD spot rate. As of June 30, 2020, the fair value of these contracts represented a liability of €2 million, with €12 million credited to Other comprehensive income to recognise the hedging cost.
Disclosure of Instruments
The table below shows instruments of this type in place as of June 30, 2020:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2020	2021	2022	2023	2024	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	—	—	2,000	—	—	2,000	30	2,000	30	—	—	—
pay -0.57% / receive capitalized Eonia	—	—	600	—	—	600	3	—	—	600	3	—
pay 1.81% / receive 3-month USD Libor	445	—	—	—	—	445	(4)	—	—	445	(4)	(1)
pay 3-month USD Libor / receive 2.22%	445	—	—	—	—	445	5	445	5	—	—	—
receive capitalized Eonia / pay 1.48% (a)	—	—	42	57	—	99	(5)	99	(5)	—	—	—
Total	890	—	2,642	57	—	3,589	29	2,544	30	1,045	(1)	(1)
(a)These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables”.

B.10.3. EQUITY DERIVATIVES
During 2019, Sanofi contracted derivative instruments (collars) on 593,712 shares of Dexcom, Inc. The collars were designated as fair value hedges of the Dexcom shares, and had a negative fair value as of June 30, 2020 of €57 million, recognized in full in Other comprehensive income.